Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2011
Prospectus

The following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in the "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section beginning on page 14.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

SGX-12-01  September 6, 2012
1.905959.105

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2011
Prospectus

For each fund, the following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in each "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition for each fund, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 29.

Peter Matthew is assistant portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

EMX-GUX-12-01  September 6, 2012
1.933379.101

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2011
Prospectus

For each fund, the following information replaces the biographical information for Eric Matteson under the heading "Portfolio Manager(s)" in each "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition for each fund, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 25.

Peter Matthew is assistant portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

EMX-I-GUX-I-12-01  September 6, 2012
1.933380.101

Supplement to the
Spartan® Real Estate Index Fund
Investor Class and Fidelity Advantage® Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section beginning on page 23.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

The following information replaces the biographical information for Eric Matteson found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found under the heading "Fund Management" in the "Fund Services" section beginning on page 23.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

URX-12-01  September 6, 2012
1.933389.101

Supplement to the
Spartan® Real Estate Index Fund
Institutional Class
August 25, 2011
Prospectus

The following information supplements the biographical information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 4.

James Francis (senior portfolio manager) has managed the fund since October 2011.

The following information supplements the biographical information found under the heading "Fund Management" in the "Fund Services" section beginning on page 18.

James Francis has been a senior portfolio manager with Geode since September 2011. He has served as senior portfolio manager of the fund since October 2011. He also manages other registered investment companies. In addition to his portfolio management responsibilities, Mr. Francis is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Francis was a Director and Portfolio Manager at Deutsche Asset Management from 2008 to 2011 and a Senior Portfolio Manager at Northern Trust Global Investments from 2005 to 2007. He was employed by State Street Global Advisors from 1987 to 2005 and served as a portfolio manager for over 16 years.

The following information replaces the biographical information for Eric Matteson found under the heading "Portfolio Manager(s)" section in the "Fund Summary" section beginning on page 4.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found under the heading "Fund Management" in the "Fund Services" section beginning on page 18.

Peter Matthew is assistant portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

URX-I-12-01  September 6, 2012
1.933390.101

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2012
Prospectus

For each fund, the following information replaces the biographical information for Eric Matteson under the heading "Porfolio Manager(s)" in each "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition for each fund, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 28.

Peter Matthew is assistant portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

MCX-SCX-12-01  September 6, 2012
1.933392.101

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2012
Prospectus

For each fund, the following information replaces the biographical information for Eric Matteson under the heading "Porfolio Manager(s)" in each "Fund Summary" section.

Peter Matthew (assistant portfolio manager) has managed the fund since August 2012.

In addition for each fund, the biographical information for Bobe Simon is no longer applicable.

The following information replaces the biographical information for Eric Matteson found in the "Fund Management" section on page 23.

Peter Matthew is assistant portfolio manager of each fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, and assistant portfolio manager. Prior to joining Geode, Mr. Matthew was employed by eSecLending from 2005 to 2007 and by State Street Corporation from 2001 to 2005.

In addition, the biographical information for Bobe Simon is no longer applicable.

MCX-I-SCX-I-12-01  September 6, 2012
1.933391.101